Cash Distributions and Earnings Per Unit (Table) (Details) - Dec. 31, 2014 - USD ($) $ / shares in Units, $ in Thousands	Total	Total
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 2,551	$ 2,551
Earnings attributable to:
Common unit holders		1,250
Subordinated unit holders		$ 1,250
Weighted average units outstanding (basic and diluted)
Common unitholders		9,342,692
Subordinated unitholders		9,342,692
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) to common unit holders		$ 0.13
Earnings per unit (basic and diluted) to subordinated unit holders		0.13
Earnings per unit - distributed (basic and diluted) to common unit holders		0.2
Earnings per unit - distributed (basic and diluted) to subordinated unit holders		0.2
Losses per unit - undistributed (basic and diluted) to common unit holders		(0.07)
Losses per unit - undistributed (basic and diluted) to subordinated unit holders		$ (0.07)